Share-Based Compensation - Schedule of Activities of the Restricted Shares (Details) - Restricted Stock [Member] - $ / shares		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Restricted Shares [Line Items]
Number of nonvested restricted shares, Unvested Beginning balance	[1]	1,563	10,313
Weighted average FV per ordinary share on the grant date, Unvested Beginning balance		$ 0.75	$ 0.75
Number of nonvested restricted shares, Unvested Ending balance	[1]		1,563
Weighted average FV per ordinary share on the grant date, Unvested Ending balance			$ 0.75
Number of nonvested restricted shares, Granted	[1]		29,473
Weighted average FV per ordinary share on the grant date, Granted			$ 1.13
Number of nonvested restricted shares, Vested	[1]	(1,563)	(38,223)
Weighted average FV per ordinary share on the grant date, Vested		$ 0.75	$ 1.04

[1]	All shares’ data in the note are presented on a retrospective to reflect the 40 to 1 reverse share split.